Statement of financial position, order of liquidity (Statement) - EUR (€) € in Millions		Jun. 30, 2025	Dec. 31, 2024
Assets [Line Items]
Cash and cash equivalents		€ 40,017	€ 51,145
Current financial assets at fair value through profit or loss, classified as held for trading		106,396	108,948
Derivative financial assets held for trading		33,439	36,003
Equity instruments held at fair value through profit or loss, classified as held for trading		6,744	6,760
Debt instruments held for trading		27,796	27,955
Loans and advances to central banks held for trading		908	556
Loans and advances to banks held for trading		15,325	20,938
Loans and advances to customers held for trading assets		22,184	16,736
Financial assets at fair value through profit or loss, mandatorily measured at fair value		10,841	10,546
Equity instruments, mandatorily measured at fair value		9,822	9,782
Equity instruments, mandatorily measured at fair value		599	407
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value		419	358
Financial assets at fair value through profit or loss		980	836
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently		980	836
Financial assets at fair value through other comprehensive income		58,182	59,002
Investments in equity instruments designated at fair value through other comprehensive income		1,603	1,451
Debt securities at fair value through other comprehensive income		56,554	57,526
Loans and advances to credit institutions at fair value through other comprehensive income		25	25
Financial assets at amortised cost		523,662	502,400
Debt instruments held at amortised cost		63,923	59,014
Loans and advances to central banks		8,725	8,255
Loans and advances to central banks at amortised cost		24,350	22,655
Loans and advances to customers at amortised cost		426,663	412,477
Derivative financial assets held for hedging		902	1,158
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets		(57)	(65)
Investments in subsidiaries, joint ventures and associates		998	989
Investments in joint ventures		97	94
Investments in associates		901	895
Insurance contracts issued that are assets		199	191
Tangible assets		9,213	9,759
Property, plant and equipment		8,967	9,506
Property plant and equipment for own use		8,139	8,501
tangible assets leased out under an operating lease		828	1,004
Investment property		246	253
Intangible assets and goodwill		2,563	2,490
Goodwill		680	700
Intangible assets other than goodwill		1,883	1,790
Tax assets		17,492	18,650
Current tax assets		3,412	4,295
Deferred tax assets		14,080	14,354
Other assets		4,810	5,525
Insurance contracts linked to pensions		0	0
Inventories		1,305	1,299
Rest other assets		3,504	4,226
Non-current assets or disposal groups classified as held for sale		776	828
Assets		776,974	772,402	[1]
Equity and Liabilities [Line Items]
Current financial liabilities at fair value through profit or loss, classified as held for trading		82,995	86,591
Derivative financial liabilities held for trading		31,640	33,059
Short positions held for trading		13,199	13,878
Deposits from central banks held for trading		3,094	3,360
Deposits from credit institutions held for trading		15,474	16,285
Customer deposits held for trading		19,587	20,010
Financial liabilities at fair value through profit or loss		16,061	14,952
Deposits from central banks at fair value through profit or loss, designated upon initial recognition or subsequently		0	0
Deposits from credit institutions at fair value		0	0
Customer deposits at fair value		903	934
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently		4,788	4,597
Other financial liabilities at fair value		10,369	9,420
Financial liabilities at amortised cost		588,469	584,339
Liabilities due to central banks		15,485	14,668
Deposits from banks		34,429	34,406
Deposits from customers at amortised cost		448,018	447,646
Debt Securities at amortized cost		71,802	69,867
Other financial liabilities		18,736	17,753
Derivative financial liabilities held for hedging		2,135	2,503
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0	0
Insurance contracts issued that are liabilities		11,527	10,981
Provisions		4,458	4,619
Provisions for employee benefits		2,354	2,348
Other long term employees benefits		354	384
Legal proceedings provision		761	791
Provisions commitments and guarantees given		613	667
Other provisions	[2]	377	429
Tax liabilities		3,771	3,033
Current tax liabilities		1,206	575
Deferred tax liabilities		2,565	2,458
Other liabilities		6,672	5,370
Liabilities included in disposal groups classified as held for sale		0	0
Liabilities		716,088	712,388
Shareholders equity		75,724	72,875
Issued capital		2,824	2,824
Additional paid-in capital		2,824	2,824
Unpaid capital which has been called up		0	0
Share premium		19,184	19,184
Equity instruments issued other than capital		0	0
Other equity interest		31	40
Retained earnings		46,528	40,693
Revaluation surplus		0	0
Other reserves		1,805	1,814
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(233)	(227)
Other reserves other		2,039	2,041
Treasury shares		95	66
Profits or losses attributable to owners of the parent		5,447	10,054
Interim dividends		0	(1,668)
Accumulated other comprehensive income		(18,896)	(17,220)
Items that will not be reclassified to profit or loss		(2,075)	(1,988)
Actuarial gains or losses on defined benefit pension plans		(1,230)	(1,067)
Non-current assets and disposal groups classified as held for sale (not reclassified)		0	0
Share of other recognised income and expense of investments in subsidaries joint ventures and associates (not reclassified)		0	0
Other comprehensive income, net of tax, change in fair value of equity instruments measured at fair value with changes in other comprehensive income		(779)	(905)
Hedge ineffectiveness of fair value hedges for equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss		0	0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		(66)	(17)
Items that may be reclassified to profit or loss		(16,821)	(15,232)
Hedge of net investments in foreign operations effective portion that may be reclassified to profit or loss		(2,459)	(2,329)
Foreign currency translation that may be reclassified to profit or loss		(14,444)	(12,702)
Hedging derivatives cash flow hedges effective portion that may be reclassified to profit or loss		346	370
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss		(257)	(576)
Hedging instruments non-designated items that may be reclassified to profit or loss		(3)	0
Non-current assets and disposal groups classified as held for sale may be reclassified		0	0
Share of other recognised income and expense of investments in subsidaries joint ventures and associates		(5)	5
Non-controlling interests		4,059	4,359
Accumulated other comprehensive income non controlling interest		(3,134)	(2,730)
Other non controlling interest items		7,193	7,089
Adjusted initial balance		60,887	60,014
Equity and liabilities		€ 776,974	€ 772,402

[1]
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for year 2024 have been revised, which has not affected the consolidated financial information of the Group.

[2]	(1) Individually non-significant provisions for various concepts and corresponding to different geographical areas.